Statement of Changes In Equity (Deficit) (Unaudited)	Ordinary shares USD ($) shares	Ordinary shares AED (د.إ) shares	Additional paid in capital USD ($)	Additional paid in capital AED (د.إ)	Accumulated deficit USD ($)	Accumulated deficit AED (د.إ)	USD ($) shares	AED (د.إ) shares
Balance (in Dollars)		د.إ 8,705		د.إ 6,946,107		د.إ (4,104,925)		د.إ 2,849,887
Balance (in Shares) | shares	23,706,000	23,706,000
Balance at Dec. 31, 2021		د.إ 8,705		6,946,107		(4,104,925)		2,849,887
Balance (in Shares) at Dec. 31, 2021 | shares	23,706,000	23,706,000
Capital introduced during the year				10,363,887				10,363,887
Loss for the period						(11,315,444)		(11,315,444)
Balance at Dec. 31, 2022		د.إ 8,705		17,309,994		(15,420,369)		1,898,330
Balance (in Shares) at Dec. 31, 2022 | shares	23,706,000	23,706,000
Balance (in Dollars)		د.إ 8,705		17,309,994		(15,420,369)		1,898,330
Balance (in Shares) | shares	23,706,000	23,706,000
Ordinary shares issued for cash		د.إ 2,311						2,311
Ordinary shares issued for cash (in Shares) | shares	6,294,000	6,294,000
Loss for the period						(11,888,180)		(11,888,180)
Balance at Dec. 31, 2023		د.إ 11,016		17,309,994		(27,308,549)		د.إ (9,987,539)
Balance (in Shares) at Dec. 31, 2023 | shares	30,000,000	30,000,000					30,000,000	30,000,000
Balance (in Dollars)		د.إ 11,016		17,309,994		(27,308,549)		د.إ (9,987,539)
Balance (in Shares) | shares	30,000,000	30,000,000					30,000,000	30,000,000
Fair value adjustment on origination of liability below market interest rates				1,034,959				د.إ 1,034,959
Loss for the period						(11,567,148)		(11,567,148)
Proceeds from ordinary share issuance, net
Balance at Jun. 30, 2024		د.إ 11,016		18,344,953		(38,875,697)		(20,519,728)
Balance (in Shares) at Jun. 30, 2024 | shares	30,000,000	30,000,000
Balance at Dec. 31, 2023		د.إ 11,016		17,309,994		(27,308,549)		د.إ (9,987,539)
Balance (in Shares) at Dec. 31, 2023 | shares	30,000,000	30,000,000					30,000,000	30,000,000
Fair value adjustment on origination of liability below market interest rates				1,546,443				د.إ 1,546,443
Loss for the period						(22,294,417)	$ (6,071,463)	(22,294,417)
Balance at Dec. 31, 2024	$ 3,000	د.إ 11,016	$ 5,135,195	18,856,437	$ (13,508,432)	(49,602,966)	$ (8,370,237)	د.إ (30,735,513)
Balance (in Shares) at Dec. 31, 2024 | shares	30,000,000	30,000,000					30,000,000	30,000,000
Balance (in Dollars)		د.إ 11,016		18,344,953		(38,875,697)		د.إ (20,519,728)
Balance (in Shares) | shares	30,000,000	30,000,000
Balance (in Dollars)	$ 3,000	د.إ 11,016	5,135,195	18,856,437	(13,508,432)	(49,602,966)	$ (8,370,237)	د.إ (30,735,513)
Balance (in Shares) | shares	30,000,000	30,000,000					30,000,000	30,000,000
Fair value adjustment on origination of liability below market interest rates				28,433				د.إ 28,433
Loss for the period						(12,050,632)	$ (3,281,764)	(12,050,632)
Proceeds from ordinary share issuance, net		د.إ 1,423		50,737,716			13,817,848	50,739,139
Proceeds from ordinary share issuance, net (in Shares) | shares	3,875,000	3,875,000
Ordinary stock issued for cashless exercise of warrants		د.إ 372		(372)
Ordinary stock issued for cashless exercise of warrants (in Shares) | shares	1,013,447	1,013,447
Balance at Jun. 30, 2025	$ 3,489	د.إ 12,811	18,960,298	69,622,214	(16,790,196)	(61,653,598)	$ 2,173,591	د.إ 7,981,427
Balance (in Shares) at Jun. 30, 2025 | shares	34,888,447	34,888,447					34,888,447	34,888,447
Balance (in Dollars)	$ 3,489	د.إ 12,811	$ 18,960,298	د.إ 69,622,214	$ (16,790,196)	د.إ (61,653,598)	$ 2,173,591	د.إ 7,981,427
Balance (in Shares) | shares	34,888,447	34,888,447					34,888,447	34,888,447